Commitments and Contingencies, detail (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013 item
Commitments And Contingencies Disclosure
Number Of Moas	6
Number Of Shipbuilding Contracts	2
Number Of Newbuild Vessels	8
Unrecorded Unconditional Purchase Obligation [Line Items]
2014	$ 104,923
2015	101,723
2016	17,950
Total	224,596
Due To Shipyards Sellers
Unrecorded Unconditional Purchase Obligation [Line Items]
2014	101,552
2015	99,168
2016	17,325
Total	218,045
Due To Manager
Unrecorded Unconditional Purchase Obligation [Line Items]
2014	3,371
2015	2,555
2016	625
Total	$ 6,551